Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Bond Index Funds
Entity Central Index Key	0000794105
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000226472
Shareholder Report [Line Items]
Fund Name	Ultra-Short Bond ETF
Class Name	ETF Shares
Trading Symbol	VUSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Ultra-Short Bond ETF (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund outperformed its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Amid central bank easing, the yield of the 1-year U.S. Treasury bill fell from 4.16% at the start of 2025 to 3.48% at the end.

  Unlike its benchmark, which consists of the most recently issued U.S. Treasury note, the Fund invests in a diversified portfolio of primarily high-quality securities in the credit sector, including investment-grade corporates and asset-backed securities.

  The additional yield above Treasuries from exposure to high-quality credit drove the Fund’s outperformance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Bloomberg U.S. Treasury Bellwethers: 1 Year Index	Bloomberg U.S. Aggregate Bond Index
4/5/21	$10,000	$10,000	$10,000
6/30/21	$10,021	$10,002	$10,162
9/30/21	$10,033	$10,005	$10,167
12/31/21	$10,012	$9,996	$10,168
3/31/22	$9,910	$9,931	$9,565
6/30/22	$9,894	$9,912	$9,116
9/30/22	$9,881	$9,909	$8,683
12/31/22	$9,969	$9,984	$8,846
3/31/23	$10,094	$10,117	$9,108
6/30/23	$10,176	$10,162	$9,031
9/30/23	$10,302	$10,294	$8,739
12/31/23	$10,524	$10,499	$9,335
3/31/24	$10,643	$10,589	$9,262
6/30/24	$10,780	$10,708	$9,268
9/30/24	$11,016	$10,925	$9,750
12/31/24	$11,120	$11,027	$9,451
3/31/25	$11,268	$11,146	$9,714
6/30/25	$11,411	$11,254	$9,831
9/30/25	$11,567	$11,386	$10,031
12/31/25	$11,701	$11,502	$10,141

Average Annual Return [Table Text Block]
	1 Year	Since Inception 4/5/21
ETF Shares Net Asset Value	5.22%	3.37%
ETF Shares Market Price	5.20%	3.38%
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	4.31%	3.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.30%

Performance Inception Date	Apr. 05, 2021
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 6,752,000,000
Holdings Count | Holding	1,211
Advisory Fees Paid, Amount	$ 1,032,000
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$6,752
Number of Portfolio Holdings	1,211
Portfolio Turnover Rate	65%
Total Investment Advisory Fees (in thousands)	$1,032

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	26.5%
Corporate Bonds	62.8%
Sovereign Bonds	2.3%
U.S. Government and Agency Obligations	2.8%
Other Assets and Liabilities—NetFootnote Reference	5.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature